UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21049

PRIVATE ASSET MANAGEMENT FUNDS

(Exact name of registrant as specified in charter)

11995 El Camino Real, Suite 303, San Diego, CA 92130

(Address of principal executive offices)

              (Zip code)

Michael Berlin

Private Asset Management Funds

11995 El Camino Real, Suite 303, San Diego, CA 92130

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 792-3800

Date of fiscal year end: December 31

Date of reporting period: December 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

PRIVATE ASSET

MANAGEMENT FUND

ANNUAL REPORT

December 31, 2005

Private Asset Management Fund

Annual Report

December 31, 2005

Dear Shareholder,

Although the market began the first half of the year in negative territory, the major indices rallied in the second half of 2005 to post a flat to slightly positive return.  The second half rally can be attributed to stronger corporate earnings, sustained consumer spending, relatively low interest rates and strong employment in the United States.

Our analysis of 2005 results shows two key factors which we believe to be important for 2006. One factor that contributed positively to the Fund’s return was our focus on sector selection.  The Fund’s over weighting of energy stocks is a solid example.  Last year we saw the S&P 500 Integrated Oil & Gas index outperforming the S&P 500 by 12.65% and finish the year up 17.55%.  It was also evident that areas of the Fund's under performance were company     specific rather than industry related.  An example can be seen in the S&P Pharmaceutical Index.  This index outperformed the S&P 500, posting a gain of 6.46% in 2005. Pfizer, on the other hand, was down 10.6% for the same period of time. Biogen is another example - in February dropping suddenly on negative news about its multiple sclerosis drug Tysabri.

Although the Fund continues to have strong performance since inception, the Fund posted its first calendar year of negative returns in 2005.  The Fund returned -2.10% over the 12 month period ended December 31, 2005 compared to 4.91% for the S&P 500.  The Fund has provided investors with an average annualized return of 6.08% since its inception of May 6, 2002, in line with 6.08% for the S&P 500 over the same period.

As of December 31, 2005, as a percentage of net assets, the Fund was invested 99.73% in equities and 0.27% in cash and equivalents including other assets less liabilities.  The Fund continues to maintain the investment strategy of balanced positions in many sectors of the market and we continue to believe that the companies paying dividends will show greater than average stability and price appreciation in the future.

The economic outlook continues to improve but at a more moderate rate, with employment strengthening, increased productivity and a relatively low inflationary environment.  Our current investment stance favors globally exposed, large capitalization stocks that should benefit as earnings continue to grow but at a slower rate.  Our primary focus will be in the Consumer Staples, Health Care, Technology and Financial Industries for 2006.  We will continue to monitor the economic data throughout the year, but are optimistic that the economy and equity market will continue to show signs of improvement.  The Fund will be positioned in those industries we most favor while staying nimble in the selection of individual holdings.

We would like to take this opportunity to thank you for your confidence and loyalty to Private Asset Management Fund.  Our responsibility is to you, our shareholder, and we will not lose sight of that fact.

Sincerely,

Stephen J. Cohen                                          Eric Blase                                   Jonathan Elsberry

2005 Annual Report  1

Proxy Voting Guidelines (Unaudited)

Private Asset Management, Inc., the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.pamfund.com.  It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent twelve-month period ended June 30th is available without charge, upon request, by calling our toll free number (1-800-663-4851). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

PRIVATE ASSET MANAGEMENT FUND

by Sectors (as a percentage of Net Assets)

Oil & Gas
8.93%
Consumer Goods
9.15%
Cash Equivalents
0.08%
Exchange Traded
Funds
1.26%
Conglomerates
11.98%
Technology
19.82%
Basic Materials
1.11%
Consumer
Services
6.08%
Industrials
5.93%
Financials
19.64%
Health Care
15.83%
Other Assets in Excess
of Liabilities
0.19%

2005 Annual Report  2

PRIVATE ASSET MANAGEMENT FUND

PERFORMANCE INFORMATION (Unaudited)

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

12/31/05 NAV $24.01

      Since

1Year(A)

                Inception(A)

Private Asset Management Fund

            -2.10%

                   6.08%

S&P 500(B)

             4.91%

       6.08%

(A)1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.  The inception date of the Private Asset Management Fund was May 6, 2002.

(B)The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.  CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED.  TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-663-4851.

2005 Annual Report  3

Availability of Quarterly Schedule of Investments (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Disclosure of Expenses (Unaudited)

Shareholders of this Fund incur ongoing costs consisting solely of management fees and trustees fees.  Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund's transfer agent.  IRA accounts will be charged an $8.00 annual maintenance fee. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested in the Fund on June 30, 2005 and held through December 31, 2005.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period.  In order to do so, shareholders can compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                                                                                                    Expenses Paid

                               Beginning                      Ending

                          During the Period*

                                                                Account Value            Account Value                 June 30, 2005 to

                                                    June 30, 2005         December 31, 2005           December 31, 2005

Actual                                   $1,000.00                   $1,018.30                            $7.63

Hypothetical                          $1,000.00                   $1,017.64                            $7.63

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by  the average account value over the period, multiplied by 184/365 ( to reflect the one-half year period).

2005 Annual Report  4

Private Asset Management Fund

	Schedule of Investments
	December 31, 2005
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Aircraft Engines & Engine Parts
3,650	Honeywell International Inc.	$ 135,963
4,100	United Technologies Corp.	229,231
		365,194	3.93%

Beverages
3,300	Diageo plc **	192,390	2.07%

Biological Products
3,500	Amgen Inc. *	276,010	2.97%

Bottled & Canned Soft Drinks
2,500	Pepsico Inc.	147,700	1.59%

Commercial Banks
6,600	Citigroup Inc.	320,298	3.45%

Computer Communications Equipment
8,200	Cisco Systems Inc. *	140,384	1.51%

Computer Peripheral Equipment
3,600	Intermec Inc. *	121,680	1.31%

Computer Storage Devices
13,000	EMC Corp. *	177,060	1.91%

Converted Paper & Paperboard Prods (No Containers/Boxes)
2,000	3M Co.	155,000	1.67%

Electromedical & Electrotherapeutic Apparatus
3,000	Medtronic Inc.	172,710	1.86%

Electronic & Other Electrical
8,750	General Electric Co.	306,688	3.30%

Electronic Computers
4,000	Dell Inc. *	119,800
3,000	International Business Machines Inc.	246,600
		366,400	3.94%

Electronic Connectors
5,200	Tyco International Ltd.	150,072	1.62%

Fire Marine & Casualty Insurance
3,950	Allstate Corp.	213,577	2.30%

Food & Kindred Products
2,000	Unilever NV **	137,300	1.48%

Miscellaneous Manufacturing
8,000	International Game Technology	246,240	2.65%

Motors & Generators
3,000	Emerson Electric Co.	224,100	2.41%

National Commercial Banks
6,124	Bank of America Corp.	282,623
6,640	JP Morgan Chase & Co.	263,542
2,600	PNC Financial Services Group Inc.	160,758
3,500	State Street Corp.	194,040
4,250	Wachovia Corp.	224,655
		1,125,618	12.11%

Paper Mills
2,800	Kimberly Clark Corp.	167,020	1.80%

Perfumes, Cosmetics & Other Toilet Preparations
3,750	Colgate Palmolive Co.	205,684	2.21%

Petroleum Refining
4,300	BP plc **	276,146
5,000	Chevron Corp.	283,850
4,800	Exxon Mobil Corp.	269,616
		829,612	8.93%

*Non-Income Producing Securities.

**ADR - American Depository Receipt.

The accompanying notes are an integral part of  these

financial statements.

2005 Annual Report  5

Private Asset Management Fund

	Schedule of Investments
	December 31, 2005
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Pharmaceutical Preparations
2,000	Amylin Pharmaceuticals Inc. *	$ 79,840
8,500	Bristol Myers Squibb Co.	195,330
3,900	Merck & Co. Inc.	124,059
6,000	Nektar Therapeutics *	98,760
6,500	Pfizer Inc.	151,580
		649,569	6.99%

Plastic Materials, Synthetic Resins
2,350	PPG Industries Inc.	136,065	1.46%

Primary Production of Aluminum
3,500	Alcoa Inc.	103,495	1.11%

Pumps & Pumping Equipment
2,000	ITT Industries Inc.	205,640	2.21%

Radio & TV Broadcasting
3,500	L-3 Communications Holdings Inc.	260,225
3,500	QUALCOMM Inc.	150,780
		411,005	4.42%

Retail-Drug Stores and Properties
3,000	Walgreen Co.	132,780	1.43%

Retail-Variety Stores
2,950	Costco Wholesale Corp.	145,937	1.57%

Savings Institutions, Not Federal
10,000	New York Community Bankcorp Inc.	165,200	1.78%

Semiconductors & Related Devices
6,600	Intel Corp.	164,736	1.77%

Services-Prepackaged Software
8,750	Microsoft Corp.	228,813	2.46%

Special Industry Machinery, NE
6,000	Applied Materials Inc.	107,640	1.16%

Surgical & Medical Instruments
3,500	Baxter International Inc.	131,775	1.42%

Television Broadcasting Stations
5,500	Univision Communications Inc. *	161,645	1.74%

Wholesale-Groceries & Related
4,000	Sysco Corp.	124,200	1.34%

Wholesale-Medical & Dental
4,000	Johnson & Johnson	240,400	2.59%

Total for Common Stock (Cost - $7,793,565)		$ 9,149,637	98.47%

Exchange Traded Fund
2,900	NASDAQ 100 Trust Shares	117,189	1.26%
	(Cost - $79,340)

Cash Equivalents
7,502	Fidelity Money Market Pt Cl Select 3.87% ***	7,502	0.08%
	(Cost - $7,502)

	Total Investments	9,274,328	99.81%
	(Cost - $7,880,407)

	Other Assets Less Liabilities	17,516	0.19%

	Net Assets	$ 9,291,844	100.00%

* Non-Income Producing Securities.

** ADR - American Depository Receipt

*** Variable Rate Security; The Yield Rate shown

represents the rate at December 31, 2005.

The accompanying notes are an integral part of these

financial statements.

2005 Annual Report  6

Private Asset Management Fund

Statement of Assets and Liabilities
December 31, 2005

Assets:
Investment Securities at Market Value	$ 9,274,328
(Cost - $7,880,407)
Cash	17,918
Dividends Receivable	11,741
Interest Receivable	49
Total Assets	9,304,036
Liabilities:
Payable to Adviser	12,028
Payable for Shares Redeemed	164
Total Liabilities	12,192

Net Assets	$ 9,291,844
Net Assets Consist of:
Paid In Capital	7,917,322
Accumulated Undistributed Net Investment Income	603
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	(20,002)
Unrealized Appreciation in Value
of Investments Based on Cost - Net	1,393,921
Net Assets, for 387,070 Shares Outstanding	$ 9,291,844
(Unlimited number of shares authorized without par value)
Net Asset Value and Redemption Price
Per Share ($9,291,844/387,070 shares)	$ 24.01

Statement of Operations
For the Year Ended December 31, 2005

Investment Income:
Dividends (Net of foreign withholding taxes of $1,213)	$ 190,501
Interest	2,527
Total Investment Income	193,028
Expenses:
Investment Adviser Fees	140,890
Trustees Fees	3,000
Total Expenses	143,890
Reimbursed Expenses	(3,000)
Total Expenses	140,890

Net Investment Income	52,138

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	(17,870)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(229,335)
Net Realized and Unrealized Gain (Loss) on Investments	(247,205)

Net Increase (Decrease) in Net Assets from Operations	$ (195,067)

The accompanying notes are an integral part of these

financial statements.

2005 Annual Report  7

Private Asset Management Fund

Statements of Changes in Net Assets
	1/1/2005	1/1/2004
	to	to
	12/31/2005	12/31/2004
From Operations:
Net Investment Income	$ 52,138	$ 44,845
Net Realized Gain (Loss) on Investments	(17,870)	147,976
Net Unrealized Appreciation (Depreciation)	(229,335)	433,838
Increase (Decrease) in Net Assets from Operations	(195,067)	626,659
From Distributions to Shareholders:
Net Investment Income	(51,535)	(49,302)
Net Realized Gain from Security Transactions	0	(147,682)
Change in Net Assets from Distributions	(51,535)	(196,984)
From Capital Share Transactions:
Proceeds From Sale of Shares	1,596,083	2,332,640
Shares Issued on Reinvestment of Dividends	51,535	196,984
Cost of Shares Redeemed	(1,591,099)	(1,073,823)
Net Increase from Shareholder Activity	56,519	1,455,801

Net Increase (Decrease) in Net Assets	(190,083)	1,885,476

Net Assets at Beginning of Period	9,481,927	7,596,451
Net Assets at End of Period (Including Accumulated Undistributed	$ 9,291,844	$ 9,481,927
Net Investment Income of $603 and $0, respectively.)

Share Transactions:
Issued	66,713	97,227
Reinvested	2,136	7,985
Redeemed	(66,359)	(44,804)
Net increase (decrease) in shares	2,490	60,408
Shares outstanding beginning of period	384,580	324,172
Shares outstanding end of period	387,070	384,580

Financial Highlights
Selected data for a share outstanding throughout the period:	1/1/2005	1/1/2004	1/1/2003	5/6/2002*
	to	to	to	to
	12/31/2005	12/31/2004	12/31/2003	12/31/2002
Net Asset Value -
Beginning of Period	$ 24.66	$ 23.43	$ 18.21	$ 20.00
Net Investment Income ****	0.13	0.13	0.12	0.07
Net Gains or Losses on Securities
(realized and unrealized)	(0.65)	1.63	5.19	(1.80)
Total from Investment Operations	(0.52)	1.76	5.31	(1.73)

Distributions (From Net Investment Income)	(0.13)	(0.13)	(0.09)	(0.06)
Distributions (From Capital Gains)	0.00	(0.40)	0.00	0.00
Total Distributions	(0.13)	(0.53)	(0.09)	(0.06)

Net Asset Value -
End of Period	$ 24.01	$ 24.66	$ 23.43	$ 18.21
Total Return +	(2.10)%	7.51%	29.16%	(8.67)%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	9,292	9,482	7,596	3,640

Before Reimbursement
Ratio of Expenses to Average Net Assets	1.53%	1.55%	1.55%	1.60%	***
Ratio of Net Income to Average Net Assets	0.52%	0.48%	0.51%	0.45%	***
After Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	1.50%	1.50%	1.50%	***
Ratio of Net Income to Average Net Assets	0.56%	0.53%	0.57%	0.56%	***

Portfolio Turnover Rate	19.18%	24.20%	23.73%	32.37%	***

* Commencement of operations.
** Not annualized.
*** Annualized.
**** Per share amounts calculated using the average shares method.
+ Total return in the above represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these

financial statements.

2005 Annual Report  8

NOTES TO FINANCIAL STATEMENTS

PRIVATE ASSET MANAGEMENT FUND

December 31, 2005

1.) ORGANIZATION

Private Asset Management Fund (the "Fund") was organized as a non-diversified series of the Private Asset Management Funds (the "Trust") on May 6, 2002. The Trust is an open-end investment company organized in Ohio as a business trust on on March 7, 2002 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. At present, there is only one series authorized by the Trust.  The Fund's investment objective is to seek long-term growth of capital. The Fund’s Adviser is Private Asset Management, Inc.

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: Securities that are traded on any exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, a security is generally valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are not readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the price provided by the pricing service or the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

FEDERAL INCOME TAXES:  The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required.  It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

SHARE VALUATION:  The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent.  The offering and redemption price per share is equal to the net asset value per share.

DISTRIBUTIONS TO SHAREHOLDERS:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

USE OF ESTIMATES:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2005 Annual Report  9

Notes to the Financial Statements - continued

OTHER:  The Fund records security transactions based on a trade date.  Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with Private Asset Management, Inc. (the Adviser). Under the terms of the Management Agreement (the “Agreement”), the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Board of Trustees.  The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund.  The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.  The Fund is authorized to pay the Adviser a fee equal to an annual average rate of 1.50% for investment adviser services.  As a result of the above calculation, for the fiscal year period ended December 31, 2005, the Adviser earned management fees totaling $140,890 of which $12,028 was due to the Adviser at the end of the fiscal year.

The Adviser pays all operating expenses of the Fund with the exception of taxes, brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested person trustees, and extraordinary expenses.The Adviser has contractually agreed to reimburse the Fund's trustee fees and expenses through April 30, 2006, but only to the extent necessary to maintain the Fund’s total annual operating expenses at 1.50% of its average daily net assets.

4.) APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

On December 6, 2005 the Board of Trustees (the “Trustees”), including a majority of the trustees who are not interested persons of the Trust or interested parties to the Agreement (the “Independent Trustees”) met to consider the renewal of the Agreement. In renewing the  Agreement, the Board of Trustees considered and evaluated the following factors: (i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund;  (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

As to the performance of the Fund, the Trustees reviewed information regarding the Fund's performance, and the performances of the Adviser's separate accounts compared to various indexes.  The Trustees noted that the Fund performed within the range of its peers and outperformed the S&P 500 since inception through September 30, 2005.  Representatives of the Adviser discussed the fact that the Fund slightly underperformed the Adviser's private accounts (due to the Fund's weighting in pharmaceuticals).

The Trustees gave careful consideration to the nature, extent and quality of the services provided by the Adviser.  They also analyzed the Adviser's experience and capabilities including matters such as the Adviser's financial condition and changes in personnel of the Adviser.  The Trustees then discussed the portfolio manager's background and investment management experience.  Furthermore, they discussed the firm's ability to meet its obligations under the Agreement.

As to the costs of the services to be provided, the Trustees reviewed the fees under the Agreement compared to other mutual funds with similar investment objectives and asset levels and noted that the expense ratio was below the category average.  They also reviewed information regarding fees charged by the Adviser for separate accounts.  The Trustees also reviewed a profit and loss analysis prepared by the Adviser that detailed the expenses paid by the Adviser on behalf of the Fund, and the total revenue derived by the Adviser from the Fund. Having considered the comparative data the Trustees concluded that the expense ratio was reasonable.

The Trustees further discussed the fact that the Adviser agreed to consider a reduction in management fees as the assets of the Fund increase and that the shareholders may benefit from fee reductions as the Fund grows.

Upon review of all the factors discussed above, the Trustees including a majority of the Independent Trustees, concluded that the Agreement was fair and reasonable; that the

2005 Annual Report  10

Notes to the Financial Statements - continued

Adviser's fees are reasonable in light of the services provided to the Fund and the benefits received by the Adviser; and that renewal of the Agreement would be in the best interests of the Fund.

5.) ADMINISTRATION AGREEMENT

The Fund has entered into an administration servicing agreement with Premier Fund Solutions, Inc. The fees for these services are 0.07% on the first $200 million of assets, 0.05% on the next $500 million of assets and 0.03% on assets above $700 million subject to a minimum monthly fee of $2,000.  Premier Fund Solutions, Inc. fees are paid by the Adviser.

6.) RELATED PARTY TRANSACTIONS

Certain officers and directors of Private Asset Management, Inc. and Premier Fund Solutions, Inc. are also officers and/or trustees of the Fund.

7.) CAPITAL SHARES

The Trust is authorized to issue an unlimited number of shares.  Paid in capital at December 31, 2005 was $7,917,322 representing 387,070 shares outstanding.

8.) INVESTMENTS

For the year ended December 31, 2005, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,976,092 and $1,774,189 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively. For Federal income tax purposes, the cost of investments owned at December 31, 2005 was $7,880,407. At December 31, 2005, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation                           (Depreciation)               Net Appreciation (Depreciation)

 $1,533,372                               ($139,451)                               $1,393,921

There were no differences between book and tax cost basis of investments.

9.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2005, Charles Schwab & Co. Inc. held for the benefit of others, in aggregate, more than 97.17% of the Fund and therefore may be deemed to control the Fund.

10.) DISTRIBUTION TO SHAREHOLDERS

There was a year end ordinary income distribution of $0.1339 per share paid on December 29, 2005.

The tax character of distributions paid during fiscal years 2004 and 2005 were as follows:

Distributions paid from:

                                                       2005                    2004

Ordinary Income                                                 $  51,535             $  49,302

Short-term Capital Gain                                                -0-                   4,828

Long-term Capital Gain                                                 -0-               142,854

                                                                         $  51,535             $196,984

As of December 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                     $              603

Undistributed long-term capital  gain/(accumulated losses)                      (20,002)

Unrealized appreciation/(depreciation)                                                 1,393,921

                                                                                                 $    1,374,522

2005 Annual Report  11

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2005 Annual Report  12

Cohen McCurdy

            Cohen McCurdy, Ltd.

Certified Public Accountants

800 Westpoint Pkwy., Suite 1100

                                                                                                                        Westlake, OH 44145

(440) 835-8500

(440) 835-1093 fax

www.cohenmccurdy.com

       REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and

Board of Trustees of

Private Asset Management Fund

We have audited the accompanying statement of assets and liabilities, including the schedule  of investments, of Private Asset Management Fund (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for the periods indicated prior to the year ended December 31, 2004 were audited by McCurdy & Associates CPA's, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd.  McCurdy & Associates CPA's, Inc. expressed      unqualified opinions on those statements and highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence     supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the Fund's custodian.  An audit also includes assessing the accounting principles used and significant    estimates made by management, as well as evaluating the overall financial statement pre-sentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Private Asset Management Fund as of December 31, 2005, the results of its operations for the year then ended, and the changes in  its net assets and the financial highlights for each of the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy, Ltd.

Westlake, Ohio

February 7, 2006

2005 Annual Report  13

TRUSTEES AND OFFICERS

Unaudited

     The Board of Trustees supervises the business activities of the Trust.  The names of the Trustees and executive officers of the Trust are shown below.  Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed.  Officers hold office for one year and until their respective successors are chosen and qualified.

The trustees and officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

Name, Address, and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee or Officer
Stephen J. Cohen*, (57) 11995 El Camino Real, Suite 303, San Diego CA 92130 Michael D. Berlin*, (56) 11995 El Camino Real, Suite 303, San Diego CA 92130	President and Trustee Secretary, Treasurer and Chief Compliance Officer	Since 2002 Since 2002	President, Private Asset Management, Inc. (1992-Present). Vice President, Legal Counsel, Private Asset Management, Inc. (1995-Present).	1 N/A	None N/A

   * Considered to be an  "interested person" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

Independent Trustees

Name, Address, and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee or Officer

Howard I. Cohen, (66)

P.O. Box 675326
Rancho Santa Fe, CA 92067

Jeffrey R. Provence, (36)

480 N. Magnolia Avenue,

Suite 103, El Cajon

CA 92020

Eric I. Weitzen, (49)

13209 Haxton Place,

San Diego, CA 92130

	Independent Trustee Independent Trustee Independent Trustee	Since 2002 Since 2002 Since 2002

Executive Vice President, Douglas Furniture California, Inc. (1961-2002).

General Partner, Value Trend Capital Management, LP

(1995-Present), CEO, Premier Fund Solutions, Inc. (2001-Present).

Attorney, Weitzen & Phillips, LLP (1989-Present).

				1 1 1	None Blue Chip Investor Funds, Sycuan Funds, Wireless Fund None

The Statement of Additional Information includes additional information about the Fund trustees and may be obtained without charge by calling 1-800-663-4851.

2005 Annual Report  14

PRIVATE ASSET

MANAGEMENT FUND

11995 El Camino Real, Suite 303

San Diego, CA 92130

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. The registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a-d)  The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 12/31/05	FYE 12/31/04
Audit Fees	$11,100	$10,100
Audit-Related Fees	$725	$709
Tax Fees	$2,050	$965
All Other Fees	$720	$750

Nature of Audit-Related Fees: out of pocket and consent fees.

Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC.

Nature of All Other Fees: Review of Semi-Annual Report.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2)  None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g)  The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant,  for the last two years.

Non-Audit Related Fees	FYE 12/31/05	FYE 12/31/04
Registrant	$2,770	$1,715
Registrant’s Investment Adviser	$0	$0

(h)  The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Filed herewith.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification  pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Private Asset Management Funds

By : /s/ Stephen J. Cohen

Stephen J. Cohen

President

Date:                  3/9/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Stephen J. Cohen

Stephen J. Cohen

President

Date:                  3/9/06

By : /s/ Michael D. Berlin

Michael D. Berlin

Chief Financial Officer

Date:                  3/9/06